Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL.
Schedule of share repurchase activities

($ millions, except as noted)	2017	2016

Share repurchase activities (thousands of common shares)

Shares repurchased	33 154	—

Amounts charged to

Share capital	536	—

Retained earnings	877	—

Share repurchase cost	1 413	—

Average repurchase cost per share	42.61	—

Schedule of liability for share repurchases
($ millions)	December 31 2017	December 31 2016

Amounts charged to

Share capital	97	—

Retained earnings	180	—

Liability for share purchase commitment	277	—